FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT
Schedule of foreign investment

	USD/CLP	BRL/CLP	ARS/CLP	PGY/CLP
Exchange rate variation at reporting date	13.6%	-11.2%	-11.0%	5.6%

		Brazil	Argentina	Paraguay
		ThCh$	ThCh$	ThCh$
Total assets		953,326,857	561,456,125	380,520,825
Total liabilities		618,640,716	235,405,370	72,896,433
Net investment		334,686,141	326,050,755	307,624,392
Share on income		28.2%	24.4%	8.7%

		BRL/CLP	ARS/CLP	PGY/CLP
-10% variation impact on currency translation		-19.1%	-19.1%	-5.1%

Variation impact on results		(9,918,171)	(3,601,849)	(5,417,511)
Variation impact on equity		(29,774,110)	(29,640,978)	(31,076,694)

Schedule of committed maturities for liability payments

As of December 31, 2024	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	56,401,282	—	—	—	—
Bonds payable	30,490,640	11,942,889	5,238,640	5,238,640	1,031,430,903
Lease obligations	9,631,011	5,649,998	5,434,476	5,510,861	4,295,783
Contractual obligations (1)	169,773,223	28,578,074	22,063,770	17,429,919	7,837,043
Total	266,296,156	46,170,961	32,736,886	28,179,420	1,043,563,729

As of December 31, 2023	Payments on the year of maturity
		More than 1	More than 2	More than 3
Item	1 year	up to 2	up to 3	up to 4	More than 5
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	1,500,909	—	13,485,024	—	—
Bonds payable	50,498,809	50,300,105	43,475,786	36,651,452	1,348,382,985
Lease obligations	9,322,855	4,988,159	4,759,010	2,689,598	6,891,131
Contractual obligations (1)	37,520,505	112,608,432	18,110,929	18,094,401	3,491,360
Total	98,843,078	167,896,696	79,830,749	57,435,451	1,358,765,476
(1)	Agreements that the Andina Group has with collaborating entities for its operation, which are mainly related to contracts entered into to supply products and/or support services in information technology services, commitments of the company with its franchisor to make investments or expenses related to the development of the franchise, support services to personnel, security services, maintenance services of fixed assets, purchase of inputs for production, among others.